Fees and Expenses	Feb. 26, 2026
Schwab Large-Cap Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab Large-Cap Growth Fund USD ($)
Schwab Large-Cap Growth Fund | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab Large-Cap Growth Fund	Schwab Large-Cap Growth Fund
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.99%	[1]
[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.99% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab Large-Cap Growth Fund	Schwab Large-Cap Growth Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	$ 1,213

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	22.00%
Schwab Core Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab Core Equity Fund USD ($)
Schwab Core Equity Fund | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab Core Equity Fund	Schwab Core Equity Fund
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.73%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab Core Equity Fund	Schwab Core Equity Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	$ 906

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	20.00%
Schwab International Core Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab International Core Equity Fund USD ($)
Schwab International Core Equity Fund | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab International Core Equity Fund	Schwab International Core Equity Fund
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.86%	[1]
[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.86% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab International Core Equity Fund	Schwab International Core Equity Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	$ 1,061

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	76.00%
Schwab Dividend Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab Dividend Equity Fund USD ($)
Schwab Dividend Equity Fund | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab Dividend Equity Fund	Schwab Dividend Equity Fund
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.89%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab Dividend Equity Fund	Schwab Dividend Equity Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	$ 1,096

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Portfolio Turnover, Rate	8.00%
Schwab Small-Cap Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab Small-Cap Equity Fund USD ($)
Schwab Small-Cap Equity Fund | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab Small-Cap Equity Fund	Schwab Small-Cap Equity Fund
Management Fees (as a percentage of Assets)	0.81%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.09%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab Small-Cap Equity Fund	Schwab Small-Cap Equity Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	$ 1,329

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 108% of the average value of its portfolio.

Portfolio Turnover, Rate	108.00%
Schwab Health Care Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab Health Care Fund USD ($)
Schwab Health Care Fund | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab Health Care Fund	Schwab Health Care Fund
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.80%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab Health Care Fund	Schwab Health Care Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	$ 990

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	41.00%
Schwab S&P 500 Index Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab S&P 500 Index Fund USD ($)
Schwab S&P 500 Index Fund | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab S&P 500 Index Fund	Schwab S&P 500 Index Fund
Management Fees (as a percentage of Assets)	0.02%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.02%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab S&P 500 Index Fund	Schwab S&P 500 Index Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 2
Expense Example, with Redemption, 3 Years	6
Expense Example, with Redemption, 5 Years	11
Expense Example, with Redemption, 10 Years	$ 26

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	3.00%
Schwab Small-Cap Index Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab Small-Cap Index Fund USD ($)
Schwab Small-Cap Index Fund | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab Small-Cap Index Fund	Schwab Small-Cap Index Fund
Management Fees (as a percentage of Assets)	0.04%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.04%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab Small-Cap Index Fund	Schwab Small-Cap Index Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 4
Expense Example, with Redemption, 3 Years	13
Expense Example, with Redemption, 5 Years	23
Expense Example, with Redemption, 10 Years	$ 51

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	12.00%
Schwab Total Stock Market Index Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab Total Stock Market Index Fund USD ($)
Schwab Total Stock Market Index Fund | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab Total Stock Market Index Fund	Schwab Total Stock Market Index Fund
Management Fees (as a percentage of Assets)	0.03%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.03%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab Total Stock Market Index Fund	Schwab Total Stock Market Index Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	$ 39

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	3.00%
Schwab U.S. Large-Cap Growth Index Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab U.S. Large-Cap Growth Index Fund USD ($)
Schwab U.S. Large-Cap Growth Index Fund | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab U.S. Large-Cap Growth Index Fund	Schwab U.S. Large-Cap Growth Index Fund
Management Fees (as a percentage of Assets)	0.035%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.035%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab U.S. Large-Cap Growth Index Fund	Schwab U.S. Large-Cap Growth Index Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 4
Expense Example, with Redemption, 3 Years	11
Expense Example, with Redemption, 5 Years	20
Expense Example, with Redemption, 10 Years	$ 45

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%
Schwab U.S. Large-Cap Value Index Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab U.S. Large-Cap Value Index Fund USD ($)
Schwab U.S. Large-Cap Value Index Fund | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Large-Cap Value Index Fund
Management Fees (as a percentage of Assets)	0.035%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.035%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Large-Cap Value Index Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 4
Expense Example, with Redemption, 3 Years	11
Expense Example, with Redemption, 5 Years	20
Expense Example, with Redemption, 10 Years	$ 45

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%
Schwab U.S. Mid-Cap Index Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab U.S. Mid-Cap Index Fund USD ($)
Schwab U.S. Mid-Cap Index Fund | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab U.S. Mid-Cap Index Fund	Schwab U.S. Mid-Cap Index Fund
Management Fees (as a percentage of Assets)	0.04%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.04%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab U.S. Mid-Cap Index Fund	Schwab U.S. Mid-Cap Index Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 4
Expense Example, with Redemption, 3 Years	13
Expense Example, with Redemption, 5 Years	23
Expense Example, with Redemption, 10 Years	$ 51

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	11.00%
Schwab International Index Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab International Index Fund USD ($)
Schwab International Index Fund | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab International Index Fund	Schwab International Index Fund
Management Fees (as a percentage of Assets)	0.06%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.06%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab International Index Fund	Schwab International Index Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	19
Expense Example, with Redemption, 5 Years	34
Expense Example, with Redemption, 10 Years	$ 77

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%
Schwab Fundamental U.S. Large Company Index Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab Fundamental U.S. Large Company Index Fund USD ($)
Schwab Fundamental U.S. Large Company Index Fund | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab Fundamental U.S. Large Company Index Fund	Schwab Fundamental U.S. Large Company Index Fund
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab Fundamental U.S. Large Company Index Fund	Schwab Fundamental U.S. Large Company Index Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	$ 318

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%
Schwab Fundamental U.S. Small Company Index Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab Fundamental U.S. Small Company Index Fund USD ($)
Schwab Fundamental U.S. Small Company Index Fund | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab Fundamental U.S. Small Company Index Fund	Schwab Fundamental U.S. Small Company Index Fund
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab Fundamental U.S. Small Company Index Fund	Schwab Fundamental U.S. Small Company Index Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	$ 318

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	30.00%
Schwab Fundamental International Equity Index Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab Fundamental International Equity Index Fund USD ($)
Schwab Fundamental International Equity Index Fund | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab Fundamental International Equity Index Fund	Schwab Fundamental International Equity Index Fund
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab Fundamental International Equity Index Fund	Schwab Fundamental International Equity Index Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	141
Expense Example, with Redemption, 10 Years	$ 318

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	20.00%
Schwab Fundamental International Small Equity Index Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab Fundamental International Small Equity Index Fund USD ($)
Schwab Fundamental International Small Equity Index Fund | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab Fundamental International Small Equity Index Fund	Schwab Fundamental International Small Equity Index Fund
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab Fundamental International Small Equity Index Fund	Schwab Fundamental International Small Equity Index Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%
Schwab Fundamental Emerging Markets Equity Index Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fund Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Schwab Fundamental Emerging Markets Equity Index Fund USD ($)
Schwab Fundamental Emerging Markets Equity Index Fund | Shareholder Fee, Other	$ 0

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Schwab Fundamental Emerging Markets Equity Index Fund	Schwab Fundamental Emerging Markets Equity Index Fund
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	Expenses on a $10,000 Investment
Expense Example, With Redemption [Table]
Expense Example - Schwab Fundamental Emerging Markets Equity Index Fund	Schwab Fundamental Emerging Markets Equity Index Fund USD ($)
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	$ 493

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	21.00%